Income Tax Expense (Details) - Schedule of provision for income taxes - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Provision for Income Taxes [Abstract]
Current tax	$ (26,648)	$ 64,923	$ 118,073	$ 23,505,445
Deferred tax		$ 354,574	6,532
Income tax expense			$ 124,605	$ 23,505,445